Preferred Stock (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Class of Stock [Line Items]
Preferred stock, value	¥ 442,100	¥ 442,100
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value	442,100	442,100
Preferred Stock [Member] | Preferred Stock, Class 1 [Member]
Class of Stock [Line Items]
Preferred stock, value	122,100	122,100
Preferred Stock [Member] | Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Preferred stock, value	125,000	125,000
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Preferred stock, value	¥ 195,000	¥ 195,000